Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Shares Issued	59,538,395	57,538,395
Common Stock Shares Outstanding	59,538,395	57,538,395